As filed with the Securities and Exchange Commission on November 29, 2007

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                        September 30, 2007 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 99.37%                       $ 15,416,772
            =========================================================
            (Cost $13,803,386)


            COMMUNICATIONS EQUIPMENT - 9.30%                1,442,772
            ---------------------------------------------------------
 14,640     Research In Motion Ltd.*                        1,442,772

            COMPUTER HARDWARE - 11.76%                      1,824,758
            ---------------------------------------------------------
 11,890     Apple Computer, Inc.*                           1,824,758

            ELECTRONIC MEASURING EQUIPMENT - 4.91%            761,772
            ---------------------------------------------------------
  6,380     Garmin Ltd.                                       761,772

            INTERNET SOFTWARE & SERVICES - 28.53%           4,427,177
            ---------------------------------------------------------
  8,500     Amazon.com, Inc.*                                 791,775
  2,690     Baidu.com, Inc. ADR*                              779,158
 10,340     eBay, Inc.*                                       403,467
  3,920     Google, Inc. (Class A)*                         2,223,698
  8,535     Yahoo! Inc.*                                      229,079

            MEDICAL APPLIANCES & EQUIPMENT - 4.71%            730,250
            ---------------------------------------------------------
  3,175     Intuitive Surgical, Inc.*                         730,250

            NETWORKING & TELECOM EQUIPMENT - 9.05%          1,403,717
            ---------------------------------------------------------
  8,570     Ciena Corp*                                       326,346
 14,220     Cisco Systems, Inc.*                              471,109
 16,560     Juniper Networks, Inc.*                           606,262

            SEMICONDUCTORS - 12.28%                         1,905,668
            ---------------------------------------------------------
 19,215     Broadcom Corp. (Class A)*                         700,195
     15     First Solar, Inc.*                                  1,766
     10     Marvell Technology Group Ltd.*                        164
 15,087     NVIDIA Corp.*                                     546,753
 17,950     Texas Instruments, Inc.*                          656,790

            SOFTWARE - 0.02%                                    2,869
            ---------------------------------------------------------
     20     F5 Networks, Inc.*                                    744
     25     VMware, Inc.*                                       2,125

            STORAGE DEVICES - 14.00%                        2,172,456
            ---------------------------------------------------------
104,445     EMC Corp.*                                      2,172,456

            WIRELESS COMMUNICATIONS - 4.81%                   745,333
            ---------------------------------------------------------
  9,085     China Mobile Ltd.                                 745,333

            EXCHANGE TRADED FUNDS - 0.04%                       6,701
            =========================================================
            (Cost $6,921)
     40     Internet HOLDRs Trust                               2,614
      5     PowerShares QQQ                                       257
    100     Semiconductor HOLDRs Trust                          3,830

            CASH EQUIVALENT - 0.46%                            71,606
            =========================================================
            (Cost $71,606)
 71,606     First American Treasury Obligations Fund           71,606


            TOTAL INVESTMENT SECURITIES - 99.87%           15,495,079
            =========================================================
            (Cost $13,881,913)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%      20,607
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 15,515,686
            =========================================================
            Equivalent to $9.88 per share


           *Non-income producing
            ADR  American Depositary Receipt


The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments                  $ 13,881,913
Gross unrealized appreciation           1,679,858
Gross unrealized depreciation             (66,692)
                                       ----------
Net unrealized appreciation          $  1,613,166


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: November 29, 2007


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: November 29, 2007

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